Annual Total Returns[BarChart] - Mid-Cap Value ProFund - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.27%)	16.03%	31.77%	9.75%	(8.20%)	24.16%	10.42%	(13.09%)	24.02%	1.84%